Consolidated Statements of Changes in Stockholders' Equity - MXN ($)	Total	Common stock [Member]	Repurchased shares [Member]	Legal reserve [Member]	Reserve for repurchase of shares [Member]	Retained earnings [Member]	Foreign currency translation reserve [Member]	Remeasurements of employee benefits - Net of income tax	Reserve for financial instruments of cash flow hedges - Net of income tax [Member]	Total equity attributable to controlling interest [Member]	Non-controlling interest [Member]
Beginning balance at Dec. 31, 2020	$ 22,852,783,000	$ 6,185,082,000	$ (1,733,374,000)	$ 1,592,551,000	$ 3,283,374,000	$ 11,908,891,000	$ 1,037,446,000	$ (10,052,000)	$ (471,107,000)	$ 21,792,811,000	$ 1,059,972,000
Beginning balance, shares at Dec. 31, 2020		561,000,000
Comprehensive income:
Capital distribution	(6,014,701,000)	$ (6,014,701,000)								(6,014,701,000)
Cancellation of repurchase of shares			1,733,374,000		(1,733,374,000)
Cancellation of repurchase of shares, shares		(35,424,453)
Reserve for repurchase of shares					3,981,292,000	(3,981,292,000)
Repurchases of shares	(3,000,037,000)		(3,000,037,000)							(3,000,037,000)
Profit for the year	6,043,717,000					5,997,492,000				5,997,492,000	46,225,000
Other comprehensive income for the year	546,838,000						(3,213,000)	15,263,000	500,765,000	512,815,000	34,023,000
Total comprehensive income for the year	6,590,555,000					5,997,492,000	(3,213,000)	15,263,000	500,765,000	6,510,307,000	80,248,000
Ending balance at Dec. 31, 2021	20,428,600,000	$ 170,381,000	(3,000,037,000)	1,592,551,000	5,531,292,000	13,925,091,000	1,034,233,000	5,211,000	29,658,000	19,288,380,000	1,140,220,000
Ending balance, shares at Dec. 31, 2021		525,575,547
Comprehensive income:
Cancellation of Legal Reserve				(1,558,475,000)		1,558,475,000
Capitalization of retained earnings		$ 8,027,155,000				(8,027,155,000)
Cancellation of repurchase of shares			3,000,037,000		(3,000,037,000)
Cancellation of repurchase of shares, shares		(13,273,970)
Reserve for repurchase of shares					(31,782,000)	31,782,000
Repurchases of shares	(1,999,987,000)		(1,999,987,000)							(1,999,987,000)
Dividends paid	(7,313,743,000)					(7,313,743,000)				(7,313,743,000)
Dividends declared non-controlling interest	(93,751,000)										(93,751,000)
Profit for the year	9,185,474,000					9,013,147,000				9,013,147,000	172,327,000
Other comprehensive income for the year	(378,548,000)						(458,699,000)	8,802,000	100,966,000	(348,931,000)	(29,617,000)
Total comprehensive income for the year	8,806,926,000					9,013,147,000	(458,699,000)	8,802,000	100,966,000	8,664,216,000	142,710,000
Ending balance at Dec. 31, 2022	19,828,045,000	$ 8,197,536,000	(1,999,987,000)	34,076,000	2,499,473,000	9,187,597,000	575,534,000	14,013,000	130,624,000	18,638,866,000	1,189,179,000
Ending balance, shares at Dec. 31, 2022		512,301,577
Transfer of earnings to legal reserve (Note 18.n)				444,109,000		(444,109,000)
Comprehensive income:
Cancellation of repurchase of shares			$ 1,999,987,000		(1,999,987,000)
Cancellation of repurchase of shares, shares		(7,024,113)
Reserve for repurchase of shares					2,000,514,000	(2,000,514,000)
Dividends paid	(7,498,318,000)					(7,498,318,000)				(7,498,318,000)
Dividends declared non-controlling interest	(95,135,000)										(95,135,000)
Profit for the year	9,689,600,000					9,542,912,000				9,542,912,000	146,688,000
Other comprehensive income for the year	(979,545,000)						(815,841,000)	(15,932,000)	(69,904,000)	(901,677,000)	(77,868,000)
Total comprehensive income for the year	8,710,055,000					9,542,912,000	(815,841,000)	(15,932,000)	(69,904,000)	8,641,235,000	68,820,000
Ending balance at Dec. 31, 2023	$ 20,944,647,000	$ 8,197,536,000		$ 478,185,000	$ 2,500,000,000	$ 8,787,568,000	$ (240,307,000)	$ (1,919,000)	$ 60,720,000	$ 19,781,783,000	$ 1,162,864,000
Ending balance, shares at Dec. 31, 2023		505,277,464